Accounts receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Trade	$ 51,774	$ 23,637
Holdbacks	380	64
Accrued trade receivables	12,266	8,415
Contract receivables	64,420	32,116
Other	4,367	4,115
Total accounts receivable	$ 68,787	$ 36,231
Accounts receivable – holdback percentage	10.00%